REVENUES - Segment Revenue By Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 44,946	$ 36,136	$ 42,308
Other revenues	1,641	1,499	724
Total revenues	46,587	37,635	43,032
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	28,947	21,680	28,718
Other revenues	1,041	900	104
Total revenues	29,988	22,580	28,822
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,878	3,805	3,947
Other revenues	579	594	612
Total revenues	4,457	4,399	4,559
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	12,121	10,651	9,643
Other revenues	21	5	8
Total revenues	12,142	10,656	9,651
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
Total revenues	$ 0	$ 0	$ 0